Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands	Jun. 30, 2026 USD ($) FinancialInstitution	Dec. 31, 2025 USD ($) FinancialInstitution	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 12,090	$ 14,164
Restricted cash	50	400
Cash and cash equivalents and restricted cash	12,140	14,564	$ 3,448	$ 6,762
Restricted deposits pledged as collateral	$ 50	$ 50
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution	1	1
April 2023 Neptune Sale and Leaseback [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity		$ 350